Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS INSTITUTIONAL REALTY SHARES INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	csirsi_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC. (CSRIX)

Supplement dated November 6, 2015 to the

Summary Prospectus and Prospectus dated May 1, 2015

The expense example in the "Fund Fees and Expenses" section of the Summary Prospectus and Prospectus is hereby replaced in its entirety:

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $1,000,000 (the Fund's minimum initial investment) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same pursuant to its agreement with the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,659	$23,969	$41,693	$93,032

Cohen & Steers Institutional Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csirsi_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC. (CSRIX)

Supplement dated November 6, 2015 to the

Summary Prospectus and Prospectus dated May 1, 2015

The expense example in the "Fund Fees and Expenses" section of the Summary Prospectus and Prospectus is hereby replaced in its entirety:

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $1,000,000 (the Fund's minimum initial investment) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same pursuant to its agreement with the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,659	$23,969	$41,693	$93,032

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $1,000,000 (the Fund’s minimum initial investment) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same pursuant to its agreement with the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Cohen & Steers Institutional Realty Shares | Cohen & Steers Institutional Realty Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 7,659
3 Years	rr_ExpenseExampleYear03	23,969
5 Years	rr_ExpenseExampleYear05	41,693
10 Years	rr_ExpenseExampleYear10	$ 93,032